MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2026-NQM10 ABS-15G

Exhibit 99.6s5

Alt ID	Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
10395819	XXXXXXX			XXXXXXX	Borrower 1 Last Name	notePage	XXXXXXX	XXXXXXX	Audit Value Pulled from Note.
10228508	XXXXXXX			XXXXXXX	Borrower 2 Self-Employment Flag	employmentIncomePage	Yes	No	Audit Value Pulled From Final 1003.